Lease Liability	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Liability [Text Block]

15. Lease Liability

Balance, January 1, 2020	$81,947
Additional capitalized leases	17,759
Lease payments	(35,980)
Accretion and other movements	(212)
Balance, December 31, 2020	$63,514
Additional capitalized leases	49,695
Lease payments	(37,719)
Accretion and other movements [1]	2,512
Balance, December 31, 2021	$78,002

[1] Includes $1,844 of sale lease back additions to ROU leases.

Lease liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2021	Dec. 31, 2020
Current	$33,529	$33,473
Non-current	44,473	30,041
	$78,002	$63,514

Hudbay has entered into leases for its Peru, Manitoba and Arizona business units which expire between 2022 and 2043. The interest rates on leases which were capitalized have interest rates between 2.50% to 7.43%, per annum. The range of interest rates utilized for discounting varies depending mostly on the Hudbay entity acting as lessee and duration of the lease. For certain leases, Hudbay has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. Hudbay's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as an ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on Hudbay by entering into these leases.

The following outlines expenses recognized within the Company's consolidated income statements for the years ended December 31, 2021 and December 31, 2020, relating to leases for which a recognition exemption was applied.

	Year ended December 31,
	2021	2020
Short-term leases	$38,092	$40,253
Low value leases	407	353
Variable leases	58,626	57,389
Total	$97,125	$97,995

Payments made for short term, low value and variable leases would mostly be captured as expenses in the consolidated income statements, however, certain amounts may be capitalized to PP&E for the Arizona business unit during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable consideration leases include equipment used for heavy civil works at Constancia.